CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Unaudited Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net Loss	$ (993,042)	$ (9,864,141)	$ (11,376,489)	$ (14,684,800)	$ (22,508,208)	$ (9,198,854)
Loss on extinguishment of debt					1,645,443	370,320
Gain on extinguishment of debt		(2,257,814)		(2,257,814)	(2,257,638)	0
Gain on modification of forward purchase agreement					(1,453,891)	0
Change in fair value of derivative liabilities	$ (17,821)	30,919	526,388	30,919	187,428	0
Net cash used in operating activities			$ (6,696,530)	(2,771,499)	$ (5,959,133)	$ (4,621,692)
Previously reported
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net Loss		(12,178,000)		(16,998,000)
Loss on extinguishment of debt				592,000
Change in fair value of forward purchase agreement		8,575,000		8,575,000
Gain on modification of forward purchase agreement		(1,443,000)		(1,443,000)
Net cash used in operating activities				(3,251,000)
Adjustment
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net Loss		2,314,000		2,314,000
Loss on extinguishment of debt		952,000		952,000
Gain on extinguishment of debt		(2,258,000)		(2,258,000)
Change in fair value of forward purchase agreement		(452,000)		(452,000)
Gain on modification of forward purchase agreement		(104,000)		(104,000)
Change in fair value of derivative liabilities		31,000		31,000
Net cash used in operating activities				483,000
As Restated
CORRECTION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net Loss		(9,864,000)		(14,684,000)
Loss on extinguishment of debt		952,000		1,544,000
Gain on extinguishment of debt		(2,258,000)		(2,258,000)
Change in fair value of forward purchase agreement		8,123,000		8,123,000
Gain on modification of forward purchase agreement		(1,547,000)		(1,547,000)
Change in fair value of derivative liabilities		$ 31,000		31,000
Net cash used in operating activities				$ (2,768,000)